Other Current Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Other Current Liabilities [Abstract]
Other current liabilities
19	Other current liabilities

The components of other current liabilities were as follows:

(In USD) As at	December 31, 2024	March 31, 2024

Payable to renters	$482,987	$576,052
Statutory dues payable	1,560,108	1,550,688
Capital creditors	5,781	5,936
Employee benefit expenses payable	194,804	320,360
Other liabilities*	631,476	330,582
Other current liabilities	$2,875,156	$2,783,618

*	Includes payables related to operating leases and the residual value of vehicles acquired from Leaseplan India Private Limited.

21	Other current liabilities

The components of other current liabilities were as follows:

(In USD)

As at	March 31, 2024	March 31, 2023

Payable to renters	$576,052	$647,283
Statutory dues payable	1,550,688	1,583,639
Capital creditors	5,936	88,484
Employee benefit expenses payable	320,360	379,167
Other liabilities	330,582	234,459
Other current liabilities	2,783,618	2,933,032